Leases - Schedule of total rental related expenses (Detail) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	¥ 39,377	$ 6,179
2023	39,754	6,238
2024	8,688	1,363
2025	3,430	538
Total future lease payments	91,249	14,318
Less: imputed interest	(6,934)	(1,087)
Total lease liability balance	¥ 84,315	$ 13,231